Multi-Asset Absolute Return Fund Expense Example - Class A C I R2 R6 [Member] - Multi-Asset Absolute Return Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,325
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,480
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,589
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	2,019
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,466